Condensed Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 3,832	$ 5,117	$ 8,496
Restricted cash	50	50	50
Short-term investments	2,000	5,500
Prepaid expenses	477	311	442
Total current assets	6,359	10,978	8,988
Property and equipment, net	135	163	183
Other assets	27	18	18
Total assets	6,521	11,159	9,189
Current liabilities:
Accounts payable	297	1,163	285
Accrued expenses	1,256	1,106	1,002
Deferred revenue			47
Total current liabilities	1,553	2,269	1,334
Commitments and contingencies
Stockholders' equity:
Preferred stock		0	0
Common stock	1	1
Additional paid-in capital	66,515	65,994	48,049
Accumulated deficit	(61,548)	(57,105)	(46,882)
Total stockholders' equity	4,968	8,890	2,745
Total liabilities, convertible preferred stock and stockholders' equity	$ 6,521	$ 11,159	9,189
Series A Convertible Preferred Stock [Member]
Convertible preferred stock:
Series A convertible preferred stock, $0.0001 par value, no shares authorized, issued or outstanding at December 31, 2015; 15,000 shares authorized and 5,110 shares issued and outstanding at December 31, 2014 (at liquidation value)			5,110
Series A-1 Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock			1,578
Total stockholders' equity			$ 1,578